Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	€ 13,210,345	€ 14,083,664	€ 12,442,493
Wages and salaries [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	8,192,143	6,863,423	6,919,166
Social security contributions (employer's share) [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	944,712	672,534	671,697
Equity-settled share-based payment expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	3,414,488	6,044,356	4,332,205
Other [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	€ 659,002	€ 503,351	€ 519,425